Property, plant and equipment - Level 3 inputs and the sensitivities of the fair value (Details) - New Zealand CGU $ in Millions	Dec. 31, 2025 USD ($) $ / Mt
Natural gas availability | Change in input
Disclosure of information for cash-generating units [line items]
Sensitivities	0.25
Natural gas availability | Resulting change in valuation
Disclosure of information for cash-generating units [line items]
Sensitivities	4
Methanol price forecast | Change in input
Disclosure of information for cash-generating units [line items]
Sensitivities | $ / Mt	25
Methanol price forecast | Resulting change in valuation
Disclosure of information for cash-generating units [line items]
Sensitivities	4